Financial Instruments by Category (Tables)	12 Months Ended
Jun. 30, 2026
Financial Instruments by Category [Abstract]
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost

At the reporting date, the aggregate carrying amounts of financial assets and receivables and financial liabilities at amortized cost were as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Financial assets measured at amortized cost
Trade and other receivables	6,329,167	32,820,017	8,040,181
Cash and cash equivalents	23,723,687	18,713,143	4,584,307
	30,052,854	51,533,160	12,624,488

Financial liabilities

Financial liabilities measured at amortized cost:
Trade and other payables	8,086,186	8,539,770	2,092,053
Lease liabilities	1,581,879	3,142,772	769,910
	9,668,065	11,682,542	2,861,963

Financial liability measured at FVTPL:
Warrant liability	-	2,654	650